Accounting Items That Identify the Compliance With Minimum Cash Requirements - Summary of Minimum Cash Requirement Constitute by Bank (Detail) $ in Thousands	Dec. 31, 2018 ARS ($)
Banco Macro SA [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 77,335,792
Banco del Tucuman SA [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	5,340,304
BCRA accounts [member] | Banco Macro SA [member] | Cash and deposits in banks [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	46,046,332
BCRA accounts [member] | Banco del Tucuman SA [member] | Cash and deposits in banks [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	4,165,795
BCRA internal bills [member] | Banco Macro SA [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	18,800,520
Government securities [member] | Banco Macro SA [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	7,158,360
Government securities [member] | Banco del Tucuman SA [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	785,400
Special guarantees accounts in the BCRA [member] | Banco Macro SA [member] | Financial assets delivered as guarantee [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	5,330,580
Special guarantees accounts in the BCRA [member] | Banco del Tucuman SA [member] | Financial assets delivered as guarantee [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 389,109